STATEMENTS OF EQUITY (USD $) In Millions	Total	Total Shareholders Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])					$ 68
Beginning of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])					(23)
Beginning of year at Dec. 31, 2009			2	512	45	(11)
Net Earnings (Loss)	(19)				(19)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member])	(19)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	(15)
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(4)
Other comprehensive income (loss)	56					56
Other				2
End of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])					26
End of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])					0
End of year at Dec. 31, 2010		587	2	514	26	45
Net Earnings (Loss)	77				77
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member])	77
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	84
Net Earnings (Loss) (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(7)
Other comprehensive income (loss)	10					10
Other				1
End of year (Accounting Standards Update 2010-26 [Member]) (Scenario, Previously Reported [Member])	709				103
End of year (Accounting Standards Update 2010-26 [Member])	675
End of year (Accounting Standards Update 2010-26 [Member]) (Restatement Adjustment [Member])	(34)				0
End of year at Dec. 31, 2011	675	675	2	515	103	55
Net Earnings (Loss)	38				38
Other comprehensive income (loss)	27					27
Other				1
End of year at Dec. 31, 2012	$ 741	$ 741	$ 2	$ 516	$ 141	$ 82